Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 677	$ 1,632
Other comprehensive income , net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	356	(25)
Net unrealized (loss) gain on cash flow hedges	(34)	102
Reclassification of net loss on cash flow hedges to net income	38	4
Reclassification of net loss on pensions to net income	8	8
Pension and post-retirement benefits	(11)	(47)
Other comprehensive income	357	42
Comprehensive income	1,034	1,674
Comprehensive loss attributable to non-controlling interests	72	140
Comprehensive income attributable to Magna International Inc.	$ 1,106	$ 1,814